UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:       811-5160

                  DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:     5/31

Date of reporting period:    11/30/03

                                          FORM N-CSR

ITEM 1.         REPORTS TO STOCKHOLDERS.

      Dreyfus
      New York Tax Exempt
      Money Market Fund
      SEMIANNUAL REPORT November 30, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY (SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            20   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               Dreyfus New York

                                                   Tax Exempt Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus New York Tax Exempt Money Market Fund covers the six-month period from June 1, 2003, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of tax-exempt money market instruments have remained near historical lows.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New York Tax Exempt Money Market Fund perform during the period

For the six-month period ended November 30, 2003, the fund produced an annualized yield of 0.37%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.38%.(1)

The fund's performance was primarily the result of declining short-term interest rates during much of the reporting period. In addition, a rising supply of tax-exempt money market instruments from New York issuers helped support their yields relative to taxable securities when compared to historical norms

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund' s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund' s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity to maintain then-
                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

By the time the reporting period began, the nation and New York had already begun to emerge from an extended cycle of economic weakness. A veil of uncertainty was lifted from the U.S. economy just weeks before the start of the reporting period, when it became clear that major combat in Iraq would be over quickly. As a result, investors' economic expectations improved and the stock market began to rally. Nonetheless, citing potential deflationary pressures and rising unemployment, the Federal Reserve Board (the "Fed") reduced short-term interest rates further in late June 2003, driving the federal funds rate to a 45-year low of 1%, and yields of tax-exempt money market securities continued to decline during the first half of the year.

When more evidence of sustainable economic growth emerged during the summer of 2003, longer-term bond prices fell sharply. However, because money market yields were anchored by the 1% federal funds rate and the Fed's repeated affirmations of its accommodative monetary policy, yields of tax-exempt money market securities remained relatively stable during the second half of the reporting period.

In addition, municipal money market securities were affected by supply-and-demand factors during the reporting period. New York' s fiscal problems led to a higher volume of issuance compared to the same period one year earlier. The rising supply of securities put upward pressure on yields, helping to offset some of the effects of lower interest rates. At times during the reporting period, tax-exempt money market securities provided 100% or more of the yield of comparable taxable instruments.

Although we recently have seen signs that New York state may be emerging from recessionary conditions, it currently continues to face budget deficits in its 2005 and 2006 fiscal years. New York City' s economy has shown greater improvement recently, primarily because a recovering stock market has benefited business conditions on Wall Street.


In this changing environment, we have attempted to capture higher yields from longer-dated securities whenever they became available. In addition, to complement the fund' s core holdings of variable-rate demand notes, we have created a "laddered" portfolio of municipal notes with maturities between three and nine months. As a result, the fund ended the reporting period with its weighted average maturity in a range that we consider to be slightly longer than average

What is the fund's current strategy?

We have seen encouraging signs of a more robust U.S. economy, and New York state's tax revenues recently have met budgeted projections. Accordingly, we are hopeful that short-term interest rates have bottomed and that we may begin to see more opportunities for higher yields.

In the meantime, we have continued to focus on a diverse array of tax-exempt money market instruments, including many backed by insurance and bank letters of credit.(2) In our view, these are prudent strategies as investors adjust to a stronger economic environment.

December 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2003 (Unaudited)


                                                                                                Principal
TAX EXEMPT INVESTMENTS--98.4%                                                                  Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Albany Industrial Development Agency, Civic Facility

  Revenue, VRDN

  (Albany College of Pharmacy)

  1.15% (Insured; Radian Bank and

   Liquidity Facility; Fleet National Bank)                                                   3,130,000  (a)           3,130,000

Averill Park Central School District, GO Notes:

   BAN 1.75%, 6/25/2004                                                                         560,000                  561,881

   Refunding 2.50%, 5/1/2004 (Insured; FSA)                                                     500,000                  503,107

Babylon Industrial Development Agency, IDR, VRDN

  (Lambro Industries Inc. Project)

   1.10% (LOC; Fleet National Bank)                                                             920,000  (a)             920,000

Ballston Spa Central School District, GO Notes, Refunding

   2.50%, 12/15/2003 (Insured; FGIC)                                                            440,000                  440,150

Beacon City School District, GO Notes

   5.50%, 7/15/2004 (Insured; MBIA)                                                             235,000                  241,241

Town of Brookhaven, GO Notes, Refunding

   5%, 5/15/2004 (Insured; FGIC)                                                                150,000                  152,546

Brookhaven Industrial Development Agency, IDR, VRDN

   (895 Waverly Associates LLC)
   1.14% (LOC; Commerce Bank)                                                                 1,500,000  (a)           1,500,000

Chautauqua County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (United Cerebral Palsy Project)

   1.20% (LOC; Key Bank)                                                                      1,270,000  (a)           1,270,000

Colonie Industrial Development Agency, IDR, VRDN

  (13 Green Mount Drive Project)

   1.20% (LOC; HSBC Bank USA)                                                                   245,000  (a)             245,000

Connetquot Central School District of Islip, GO Notes, TAN

   1.50%, 6/30/2004                                                                           3,000,000                3,008,594

Coram Fire District, GO Notes

   4.25%, 4/15/2004 (Insured; FSA)                                                              265,000                  268,120

Dansville Central School District, GO Notes

   2.50%, 6/15/2004 (Insured; FGIC)                                                             495,000                  498,539

Dutchess County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Marist College Civic Facility):

      1.10% (LOC; Key Bank)                                                                   5,685,000  (a)           5,685,000

      1.10% (LOC; The Bank of New York)                                                       7,040,000  (a)           7,040,000

Town of East Hampton, GO Notes

   3%, 6/15/2004 (Insured; FSA)                                                                 219,000                  221,220

East Rochester Union Free School District, GO Notes

   Refunding 3%, 6/15/2004 (Insured; FSA)                                                       100,000                  100,933


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Eden Central School District, GO Notes, Refunding

   2.50%, 6/1/2004 (Insured; MBIA)                                                              100,000                  100,619

Elwood Union Free School District, GO Notes, TAN

   1.50%, 6/29/2004                                                                           1,500,000                1,504,276

County of Erie, GO Notes

   5.10%, 6/15/2004 (Insured; FGIC)                                                             150,000                  153,132

Erie County Industrial Development Agency, VRDN:

  Civic Facility Revenue:

    (Community Services Disabled Project)

         1.20% (LOC; Key Bank)                                                                3,415,000  (a)           3,415,000

      (DePaul Community Facilities Inc. Project)

         1.20% (LOC; Key Bank)                                                                1,515,000  (a)           1,515,000

      (People Inc. Project)

         1.20% (LOC; Key Bank)                                                                2,810,000  (a)           2,810,000

      (United Cerebral Palsy Association Project)

         1.20% (LOC; Key Bank)                                                                  925,000  (a)             925,000

   IDR:

      (Luminescent System Inc. Project)

         1.20% (LOC; HSBC Bank USA)                                                           5,950,000  (a)           5,950,000

      (Plesh Industries Inc. Project)

         1.27% (LOC; M&T Bank)                                                                1,705,000  (a)           1,705,000

Farmingdale Union Free School District, GO Notes

   TAN 1.50%, 6/29/2004                                                                       6,500,000                6,518,501

County of Greene, GO Notes, Public Improvement

   2.25%, 6/15/2004 (Insured; AMBAC)                                                            335,000                  337,236

Half Hollow Hills Central School District, GO Notes

   3.50%, 4/15/2004 (Insured; FSA)                                                              540,000                  544,473

Harborfields Central School District, GO Notes:

   4%, 6/1/2004 (Insured; FSA)                                                                  120,000                  121,631

   BAN 1.75%, 3/5/2004                                                                        3,300,000                3,305,162

Hauppauge Union Free School District, GO Notes, TAN

   1.50%, 6/29/2004                                                                           2,000,000                2,005,703

Hempstead Town Industrial Development Agency

  Civic Facility Revenue (Hofstra University Project)

   5.10%, 7/1/2004 (Insured; MBIA)                                                              200,000                  204,565

Herkimer County Industrial Development Agency

  Civic Facility Revenue, VRDN

   (Templeton Foundation Project) 1.20% (LOC; Key Bank)                                       2,540,000  (a)           2,540,000

Herricks Union Free School District, GO Notes, BAN

   2%, 12/3/2003                                                                                200,000                  200,007

Indian River Central School District at Philadelphia, GO Notes

   3%, 6/1/2004 (Insured; MBIA)                                                                 249,336                  251,558

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Jamestown City School District, GO Notes

   4%, 6/15/2004 (Insured; FGIC)                                                                300,000                  304,798

Johnson City Central School District, GO Notes, BAN

   1.50%, 6/17/2004                                                                           2,550,000                2,554,585

Johnstown City School District, GO Notes, Refunding

   3%, 6/15/2004 (Insured; FGIC)                                                                445,000                  449,633

Lancaster Industrial Development Agency, IDR, VRDN

  (Lancaster Steel Service Project)

   1.20% (LOC; M&T Bank)                                                                      1,315,000  (a)           1,315,000

Lawrence Union Free School District, GO Notes, TAN

   1.50%, 6/29/2004                                                                           1,000,000                1,002,858

Long Island Power Authority, Electric Systems Revenue:

   4.30%, 12/1/2003 (Insured; AMBAC)                                                            100,000                  100,000

   4%, 4/1/2004 (Insured; FSA)                                                                  100,000                  100,907

Metropolitan Transportation Authority

  Transit Facilities Revenue:

      6%, 7/1/2004                                                                              100,000  (b)             104,350

      CP 1%, 4/8/2004 (Insured; ABN-AMRO)                                                     5,000,000                5,000,000

Monroe County Industrial Development Agency, IDR:

  (National Development Council Multi)

      1.30%, 6/15/2004 (LOC; FHLB)                                                              700,000                  700,931

   VRDN:

      (2883 Associates LP) 1.20% (LOC; HSBC Bank USA)                                         1,760,000  (a)           1,760,000

      Refunding (Windsor Project) 1.30% (LOC; Key Bank)                                       1,435,000  (a)           1,435,000

Monroe Tobacco Asset Securitization Corporation

  Tobacco Settlement Revenue, VRDN

   1.21% (Liquidity Facility; WestLB AG)                                                      8,295,000  (a)           8,295,000

Municipal Assistance Corporation for the City of New York

  Sales Tax Revenue:

      4.90%, 7/1/2004 (Insured; AMBAC)                                                          100,000                  102,190

      5.50%, Series G, 7/1/2004                                                                 400,000                  410,128

      5.50%, Series H, 7/1/2004                                                                 150,000                  153,785

      6%, Series E, 7/1/2004                                                                  1,100,000                1,131,550

      6%, Series J, 7/1/2004                                                                    530,000                  545,133

Nassau County, GO Notes, General Improvement:

   5.125%, 1/1/2004 (Insured; FSA)                                                              800,000                  802,818

   5.15%, 3/1/2004 (Insured; AMBAC)                                                             250,000                  252,529

Nassau County Interim Finance Authority, Sales Tax Revenue

   4.60%, 11/15/2004                                                                            150,000                  154,758

Nassau County Tobacco Settlement Corporation, Revenue

   VRDN 1.21% (Liquidity Facility; Merrill Lynch)                                             5,000,000  (a)           5,000,000

New Rochelle City School District, GO Notes, TAN

   1.75%, 6/30/2004                                                                           3,500,000                3,515,084


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New Rochelle Industrial Development Agency, IDR, VRDN

  (Charles Sadek Import Co. Project)

   1.25% (LOC; The Bank of New York)                                                          5,500,000  (a)           5,500,000

New York City:

   GO Notes 6.50%, 2/15/2004 (Insured; FGIC)                                                    300,000                  303,276

   VRDN 1.19% (Liquidity Facility; Merrill Lynch)                                             5,000,000  (a)           5,000,000

New York City Industrial Development Agency:

  Civic Facility Revenue:

    Refunding (Nightingale Bamford School)

         4%, 1/15/2004 (Insured; AMBAC)                                                         620,000                  622,043

      VRDN:

         (2000 Jewish Community Center)

            1.20% (LOC; M&T Bank)                                                             4,900,000  (a)           4,900,000

         (Abraham Joshua Heschel Project)

            1.15% (LOC; Allied Irish Banks)                                                   2,000,000  (a)           2,000,000

         (Columbia Grammar & Preparatory School Project)

            1.15% (LOC; Allied Irish Banks)                                                   3,950,000  (a)           3,950,000

         (Convent Sacred Heart School)

            1.15% (LOC; Allied Irish Banks)                                                   3,750,000  (a)           3,750,000

         (Hewitt School Project)

            1.15% (LOC; Allied Irish Banks)                                                   1,600,000  (a)           1,600,000

         (Jewish Community Center of Manhattan)

            1.20% (LOC; M&T Bank)                                                             3,100,000  (a)           3,100,000

         (Mercy College Project)

            1.10% (LOC; The Bank of New York)                                                 1,100,000  (a)           1,100,000

         (Village Community School Project)

            1.25% (LOC; M&T Bank)                                                             1,300,000  (a)           1,300,000

   IDR, VRDN:

      (Stroheim & Romann Inc. Project)

         1.10% (LOC; WestLB AG)                                                               7,200,000  (a)           7,200,000

      (Swak Realty LLC Project):

         1.16% (LOC; JPMorgan Chase Bank)                                                       500,000  (a)             500,000

         1.25% (LOC; The Bank of New York)                                                    1,070,000  (a)           1,070,000

New York City Municipal Water Finance Authority

   Water and Sewer Systems Revenue 5.125%, 6/15/2004                                            600,000                  612,907

New York City Transitional Finance Authority:

  Income Tax Revenue:

      4%, 2/1/2004                                                                              150,000                  150,598

      5%, 2/15/2004                                                                           2,310,000                2,328,586

      5%, 5/1/2004                                                                              125,000                  126,943

   Revenue (New York City Recovery) 4%, 11/1/2004                                               270,000                  276,988

   Sales Tax Revenue:

      4.375%, 8/15/2004                                                                         215,000                  219,994

      BAN 2%, 2/19/2004                                                                      13,365,000               13,390,997

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York Counties Tobacco Trust II, Revenue, VRDN

   1.21% (Liquidity Facility; Merrill Lynch)                                                  4,760,000  (a)           4,760,000

New York State Dormitory Authority:

  College and University Revenue:

    (Brooklyn Law School)

         2.50%, 7/1/2004 (Insured; Radian Bank)                                                 100,000                  100,634

      (New York University)

         5%, 7/1/2004 (Insured; MBIA)                                                           250,000                  255,620

      (Pace University)

         5%, 7/1/2004 (Insured; MBIA)                                                           500,000                  511,286

      (St. John's University)

         4%, 7/1/2004 (Insured; MBIA)                                                           100,000                  101,674

      (State University Dormitory Facilities)

         6%, 7/1/2004 (Insured; AMBAC)                                                          150,000                  154,154

   Healthcare Facilities Revenue:

      (Monterfiore Medical Center)

         5%, 2/1/2004 (Insured; AMBAC)                                                          200,000                  201,300

      (Presbyterian Hospital):

         5%, 2/1/2004 (Insured; AMBAC)                                                          100,000                  100,635

         5.50%, 8/1/2004 (Insured; AMBAC)                                                       800,000                  822,995

      (Southside Hospital)

         5%, 2/15/2004 (Insured; MBIA)                                                          150,000                  151,176

      VRDN:

         1.19% (Liquidity Facility; Merrill Lynch)                                            2,100,000  (a)           2,100,000

         (Mental Health Services):

            1.12% (Liquidity Facility; HSBC)                                                  5,000,000  (a)           5,000,000

            1.14% (Liquidity Facility; HSH Nordbank AG)                                      14,100,000  (a)          14,100,000

   LR, School Districts Financing Program

      3.50%, 4/1/2004 (Insurance; MBIA)                                                         100,000                  100,742

New York State Environmental Facilities Corporation

  PCR:

      4.20%, 12/15/2003                                                                         120,000  (b)             120,137

      4.20%, 12/15/2003                                                                          30,000                   30,034

      4.80%, 5/15/2004                                                                          115,000                  116,848

      5.20%, 5/15/2004                                                                          150,000                  152,681

      Refunding 5.50%, 6/15/2004 (Insured; MBIA)                                              1,000,000                1,023,994

New York State Local Government Assistance Corporation

  Sales Tax Revenue, Refunding:

      5.25%, 4/1/2004 (Insured; MBIA)                                                           250,000                  253,300

      5.50%, 4/1/2004 (Insured; AMBAC)                                                          325,000                  329,551

New York State Mortgage Agency, Revenue:

   1.125%, 4/2/2004                                                                           3,000,000                3,000,000

   1.25%, 10/1/2004                                                                             370,000                  370,000

   5%, 10/1/2004                                                                                150,000                  154,581


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York State Municipal Bond Bank Agency
   Special Program Revenue (Buffalo)
   3.45%, 5/15/2004 (Insured; AMBAC)                                                            100,000                  101,064

New York State Thruway Authority

  Highway and Bridge Trust Fund:

    Fuel Sales Tax Revenue:

         4.60%, 4/1/2004 (Insured; AMBAC)                                                       200,000                  202,125

         5%, 4/1/2004 (Insured; FGIC)                                                           200,000                  202,473

         5%, 4/1/2004 (Insured; FSA)                                                            100,000                  101,237

         6%, 4/1/2004 (Insured; MBIA)                                                           100,000                  101,567

         6.25%, 4/1/2004 (Insured; MBIA)                                                        250,000                  254,170

      Highway Revenue Tolls:

         4%, 4/1/2004 (Insured; FGIC)                                                           150,000                  151,360

         4.90%, 4/1/2004 (Insured; FSA)                                                         100,000                  101,274

         5%, 4/1/2004                                                                           600,000                  607,571

      Revenue

         5.25%, 4/1/2004 (Insured; AMBAC)                                                       100,000                  101,320

New York State Urban Development Corporation:

  Income Tax Revenue (Personal Income Tax):

      3%, Series A, 3/15/2004                                                                   200,000                  200,968

      3%, Series C-1, 3/15/2004                                                                 700,000                  703,822

   Revenue:

      Refunding 6.40%, 1/1/2004 (Insured; AMBAC)                                                750,000                  753,398

      Senior Lien-Corporation Purpose

         4.70%, 1/1/2004 (Insured; FSA)                                                         700,000                  702,224

Town of North Hempstead, GO Notes

   5%, 3/1/2004 (Insured; FGIC)                                                                 400,000                  403,885

Oneida County Industrial Development Agency

  Industrial Revenue, VRDN (MMARS Project)

   1.25% (LOC; HSBC Bank USA)                                                                 2,090,000  (a)           2,090,000

Town of Orangetown, GO Notes, BAN

   1.75%, 7/29/2004                                                                           1,500,000                1,507,329

Oswego County Industrial Development Agency

  Civic Facility Revenue, VRDN
  (Springside at Seneca Hill)

   1.20% (LOC; Key Bank)                                                                      3,275,000  (a)           3,275,000

Otsego County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Templeton Foundation Project)

   1.20% (LOC; Key Bank)                                                                      4,165,000  (a)           4,165,000

Plainedge Union Free School District

   GO Notes, BAN 2%, 11/3/2004                                                                2,540,000                2,560,173

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Port Authority of New York and New Jersey

  Transportation Revenue, VRDN

  Versatile Structure Obligation

   1.10% (LOC; Bank of Nova Scotia)                                                           1,000,000                1,000,000

Port Chester Industrial Development Agency, IDR

  VRDN (40 Pearl Street)

   1.15% (LOC; The Bank of New York)                                                          4,370,000  (a)           4,370,000

Pulaski Central School District, GO Notes

   Refunding 2.60%, 6/15/2004 (Insured; FGIC)                                                   500,000                  504,265

Queensbury Union Free School District, GO Notes

   BAN 2.125%, 1/7/2004                                                                       7,300,000                7,306,024

Ramapo Central School District, GO Notes

   3.25%, 7/15/2004 (Insured; FSA)                                                              470,000                  476,215

Rensselaer County Industrial Development Agency

  Senior Housing Revenue, VRDN

  (Brunswick Senior Housing Project)

   1.11% (LOC; FHLB)                                                                          4,920,000  (a)           4,920,000

Town of Riverhead, GO Notes, Refunding

   3%, 3/1/2004 (Insured; MBIA)                                                                 375,000                  376,617

Rockland County Industrial Development Agency

  VRDN:

    IDR (Intercos America Inc. Project)

         1.20% (LOC; HSBC Bank USA)                                                           4,570,000  (a)           4,570,000

      Revenue:

         (Jawonio Inc. Project)

            1.10% (LOC; The Bank of New York)                                                 5,030,000  (a)           5,030,000

         (Northern Manor Multicare)

            1.22% (LOC; M&T Bank)                                                             2,700,000  (a)           2,700,000

Roslyn Union Free School District, GO Notes

   TAN 1.25%, 6/25/2004                                                                       3,000,000                3,003,464

Sayville Union Free School District

   GO Notes, TAN 1.75%, 6/30/2004                                                             2,500,000                2,510,043

Schalmont Central School District, GO Notes

   4.25%, 6/15/2004 (Insured; FSA)                                                              592,187                  602,469

Schenectady County Industrial Development Agency:

  Civic Facility Revenue (Union College Project)

      3.75%, 7/1/2004 (Insured; AMBAC)                                                          200,000                  202,955

   IDR, VRDN (Super Steel Inc. Project)

      1.22% (LOC; Key Bank)                                                                     900,000  (a)             900,000


                                                                                                Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Seneca County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Kidspeace National Centers of New York Project)

   1.20% (LOC; Key Bank)                                                                      2,090,000  (a)           2,090,000

Suffolk County Industrial Development Agency:

  Civic Facility Revenue, VRDN:

    (Guide Dog Foundation Inc.)

         1.10% (LOC; The Bank of New York)                                                    3,880,000  (a)           3,880,000

      (Hampton Day School Civic)

         1.15% (LOC; JPMorgan Chase Bank)                                                     2,995,000  (a)           2,995,000

   Southwest Sewer System Revenue

      4.70%, 2/1/2004 (Insured; FGIC)                                                           200,000                  201,104

Suffolk County Judicial Facilities Agency

  Service Agreement Revenue (John P. Cohalan Complex)

   4.50%, 4/15/2004 (Insured; AMBAC)                                                            250,000                  253,173

Syracuse Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Community Development Properties-Larned Project)

   1.25% (LOC; M&T Bank)                                                                      2,830,000  (a)           2,830,000

Tobacco Settlement Financing Corporation, Revenue

   VRDN 1.18% (Liquidity Facility; Merrill Lynch)                                             3,125,000  (a)           3,125,000

Triborough Bridge and Tunnel Authority

  Special Obligation Revenue

   Refunding 5%, 1/1/2004 (Insured; FGIC)                                                       100,000                  100,322

Uniondale Union Free School District, GO Notes

   5%, 6/1/2004 (Insured; FGIC)                                                                 175,000                  178,287

County of Warren, GO Notes, Public Improvement

   3.25%, 7/15/2004 (Insured; FGIC)                                                           1,150,000                1,165,919

Wayland-Cohocton Central School District, GO Notes

   Refunding 2.50%, 6/15/2004 (Insured; MBIA)                                                   500,000                  504,000

West Babylon Union Free School District, GO Notes, TAN

   1.50%, 6/29/2004                                                                           3,000,000                3,008,553

West Islip Union Free School District, GO Notes:

   5.60%, 7/15/2004 (Insured; AMBAC)                                                            100,000                  102,766

   TAN 1.50%, 6/30/2004                                                                       3,300,000                3,308,702

Westchester County Industrial Development Agency

  Civic Facility Revenue, VRDN:

    (Banksville Independent Fire Co.)

         1.10% (LOC; The Bank of New York)                                                    1,000,000  (a)           1,000,000

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Westchester County Industrial Development Agency

  Civic Facility Revenue, VRDN (continued):

    (Jacob Burns Film Center Project)

         1.15% (LOC; The Bank of New York)                                                    4,340,000  (a)           4,340,000

      (Rye Country Day School Project)

         1.15% (LOC; Allied Irish Banks)                                                      4,800,000  (a)           4,800,000

Westhampton Beach Union Free School District, GO Notes

   TAN 1.75%, 6/30/2004                                                                       2,200,000                2,208,984

City of White Plains, GO Notes

   Public Improvement 3%, 4/15/2004 (Insured; MBIA)                                             405,000                  407,608

William Floyd Union Free School District of the

   Mastics-Moriches-Shirley, GO Notes
   4.50%, 6/15/2004 (Insured; MBIA)                                                             100,000                  101,786

Town of Wilson, GO Notes, BAN 2%, 8/26/2004                                                   1,200,000                1,206,527
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $282, 663, 648)                                                           98.4%              282,663,648

CASH AND RECEIVABLES (NET)                                                                         1.6%                4,599,403

NET ASSETS                                                                                       100.0%              287,263,051



Summary of Abbreviations

AMBAC                     American Municipal Bond               IDR                       Industrial Development Revenue
                             Assurance Corporation              LOC                       Letter of Credit
BAN                       Bond Anticipation Notes               LR                        Lease Revenue
CP                        Commercial Paper                      MBIA                      Municipal Bond Investors
FGIC                      Financial Guaranty Insurance                                       Assurance Insurance
                             Company                                                         Corporation
FHLB                      Federal Home Loan Bank                PCR                       Pollution Control Revenue
FSA                       Financial Security Assurance          TAN                       Tax Anticipation Notes
GO                        General Obligation                    VRDN                      Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               62.6

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                   10.0

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                    27.4

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT  NOVEMBER  30,  2003,  THE FUND HAD  $98,631,614  (34.3% OF NET  ASSETS)
     INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT
     UPON REVENUES GENERATED FROM EDUCATIONAL PROJECTS.




SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                            The Fund



STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           282,663,648   282,663,648

Cash                                                                  4,259,746

Interest receivable                                                   1,325,025

Prepaid expenses                                                         12,035

                                                                    288,260,454
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           134,097

Payable for investment securities purchased                             554,645

Receivable for shares of Beneficial Interest redeemed                   265,007

Accrued expenses                                                         43,654

                                                                        997,403
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      287,263,051
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     287,281,813

Accumulated net realized gain (loss) on investments                    (18,762)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      287,263,051
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 287,307,790

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,501,450

EXPENSES:

Management fee--Note 2(a)                                              726,458

Shareholder servicing costs--Note 2(b)                                 144,655

Professional fees                                                       26,630

Custodian fees                                                          21,347

Trustees' fees and expenses--Note 2(c)                                  12,210

Registration fees                                                        6,222

Prospectus and shareholders' reports                                     4,611

Miscellaneous                                                           13,613

TOTAL EXPENSES                                                         955,746

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                              545,704

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2003           Year Ended
                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            545,704            2,240,225

Net realized gain (loss) from investments              --               13,193

Net unrealized appreciation (depreciation)
   of investments                                      --                 (11)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      545,704            2,253,407
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                          (545,704)          (2,240,225)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 198,402,375         421,823,648

Dividends reinvested                              516,388           2,136,453

Cost of shares redeemed                     (201,693,422)        (422,192,394)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (2,774,659)           1,767,707

TOTAL INCREASE (DECREASE) IN NET ASSETS       (2,774,659)           1,780,889
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           290,037,710          288,256,821

END OF PERIOD                                 287,263,051          290,037,710

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                         Six Months Ended                                     Year Ended May 31,
                                         November 30, 2003          ----------------------------------------------------------------
                                               (Unaudited)          2003          2002          2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .002          .008          .014          .032           .028          .025

Distributions:

Dividends from
   investment income--net                             (.002)        (.008)        (.014)        (.032)         (.028)        (.025)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .38(a)        .75          1.44          3.28           2.88          2.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .66(a)        .66           .65           .66            .66           .65

Ratio of net investment income
   to average net assets                               .38(a)        .75          1.42          3.22           2.84          2.50
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     287,263       290,038       288,257       295,817        271,439       295,790

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                             The Fund



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus New York Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation ("the Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $16,619 during the period ended November 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $18,762 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2003. If not applied, $7,135 of the carryover expires in fiscal 2004, $3,213 expires in fiscal 2005, $3,725 expires in fiscal 2006, $3,889 expires in fiscal 2007 and $800 expires in fiscal 2008.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, the fund was charged $93,637 pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $37,440 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Effective October 15, 2003, annual retainer fees and attendance fees are allocated to each fund based on net assets. Prior to October 15, 2003, each trustee who is not an "affiliated person" as defined in the Act received from the fund an annual fee of $1,500 and an attendance fee of $250 per meeting for services to the fund. The Chairman of the Board received an additional 25% of such compensation and continues to do so under the new compensation structure.

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus
                        New York Tax Exempt
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  273SA1103


ITEM 2.         CODE OF ETHICS.

               Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

               Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:     /S/ STEPHEN E. CANTER
         ---------------------
        Stephen E. Canter
        President

Date:     January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /S/ STEPHEN E. CANTER
        ---------------------
        Stephen E. Canter
        Chief Executive Officer

Date:     January 23, 2004

By:     /S/ JAMES WINDELS
        --------------------
        James Windels
        Chief Financial Officer

Date:     January 23, 2004

                                  EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)